S000004247 [Member] Investment Risks - iShares MSCI Hong Kong ETF	Aug. 31, 2025
Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk.

Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Market Risks [Member]
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Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Index Related Risk [Member]
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Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

Asset Class Risk [Member]
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Concentration Risk [Member]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Currency Risk [Member]
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Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Financial Companies Risk [Member]
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Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.

Industrial Companies Risk [Member]
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Industrial Companies Risk. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, product obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.

Issuer Risk [Member]
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Large Capitalization Companies Risk [Member]
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Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Management Risk [Member]
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Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Mid Capitalization Companies Risk [Member]
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Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. The securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. As a result, the Fund’s share price may be more volatile than that of a fund with a greater investment in large-capitalization stocks.

National Closed Market Trading Risk [Member]
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National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.

Operational and Technology Risks [Member]
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Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Real Estate Companies Risk [Member]
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Real Estate Companies Risk. Real estate companies, which include real estate investment trusts (“REITs”), real estate holding and operating companies, and real estate management or development companies, expose investors to the risks of owning real estate directly as well as to the risks from the way that such companies operate. Real estate is highly sensitive to general and local economic conditions and can be subject to intense competition and periodic overbuilding. Other real estate risks include decreases in property values, tax increases, zoning changes, casualty or condemnation losses, environmental liabilities, regulatory limitations on rent or eviction, and defaults by borrowers or tenants. Real estate companies may be heavily invested in one geographic region, industry or property type. They also may be highly leveraged, which can magnify losses, and interest rate increases can make it difficult to obtain financing and service debt.

Reliance on Trading Partners Risk [Member]
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Reliance on Trading Partners Risk. The Fund invests in a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk and European Economic Risk.

Risk of Investing in China [Member]
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Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the
Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Underlying Index may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies, consistent with its objective to track the performance of the Underlying Index.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in
VIE issuers. The Fund does not select investments based on investor protection considerations.

Securities Lending Risk [Member]
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Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.

Valuation Risk [Member]
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Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Risk of Investing in Hong Kong [Member]
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Risk of Investing in Hong Kong. Investing in Hong Kong issuers subjects the Fund to legal, regulatory, political, economic, currency, geographic and security risks that are specific to Hong Kong. Hong Kong’s economy and political environment are closely tied to those of China, which is Hong Kong’s largest trading partner for exports and imports. Changes in China’s economy, markets or policies, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy and Hong Kong issuers.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities or other instruments representing a small number of issuers or counterparties and thus may be more susceptible to the risks associated with these particular issuers or counterparties. As a result, the Fund's performance may depend to a greater extent on the performance of a small number of issuers or counterparties, which may lead to more volatility in the Fund’s NAV.